UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent/Claymore Global Convertible Securities & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White, Treasurer Advent/Claymore Global Convertible Securities & Income Fund 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

AGC | Advent/Claymore Global Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2010 (unaudited)

Principal Amount		Value
	Long-Term Investments - 158.4%
	Convertible Bonds - 94.2%
	Advertising - 0.8%
£ 1,400,000	Aegis Group Capital, NR
	2.50%, 4/20/15 (United Kingdom)	$ 2,200,676

	Agriculture - 1.9%
CNY 35,000,000	China Green Holdings Ltd., Ser. CGHL, NR
	0.00%, 10/29/10 (Bermuda) (a)	5,310,701

	Airlines - 0.8%
€ 1,700,000	Air Berlin Finance BV, NR
	9.00%, 8/25/14 (United Kingdom)	2,273,879

	Apparel - 2.1%
HK$ 38,000,000	Yue Yuen Industrial Holdings Ltd., NR
	0.00%, 11/17/11 (Bermuda)	5,792,546

	Auto Manufacturers - 1.2%
$ 2,150,000	Ford Motor Co., B
	4.25%, 11/15/16	3,281,437

	Banks - 3.6%
€ 6,600,000	Kreditanstalt fuer Wiederaufbau, Ser. DPW, AAA
	1.50%, 7/30/14 (Germany)	10,167,576

	Beverages - 1.6%
$ 5,078,000	Central European Distribution Corp., B-
	3.00%, 3/15/13	4,500,377

	Biotechnology - 4.5%
$ 3,150,000	American Oriental Bioengineering, Inc., NR
	5.00%, 7/15/15 (b)	2,252,250
$ 4,000,000	Amylin Pharmaceuticals, Inc., NR
	3.00%, 6/15/14	3,485,000
$ 6,625,000	Gilead Sciences, Inc., NR
	0.50%, 5/1/11	6,757,500
		12,494,750
	Building Materials - 3.7%
JPY 510,000,000	Asahi Glass Co. Ltd., NR
	0.00%, 11/14/12 (Japan)	6,054,823
$ 4,249,000	Cemex SAB de CV, NR
	4.875%, 3/15/15 (Mexico) (b)	4,249,000
		10,303,823
	Chemicals - 0.9%
HK$ 16,350,000	Sinofert Holdings Ltd., NR
	0.00%, 8/7/11 (Bermuda)	2,642,394

	Coal - 1.8%
$ 2,900,000	Alpha Natural Resources, Inc., BB
	2.375%, 4/15/15	3,088,500
$ 2,250,000	Massey Energy Co., BB-
	3.25%, 8/1/15	1,940,625
		5,029,125
	Computers - 4.4%
€ 7,300,000	Cap Gemini SA, BBB-
	3.50%, 1/1/14 (France)	4,155,594
$ 6,250,000	EMC Corp., A-
	1.75%, 12/1/11	8,093,750
		12,249,344
	Diversified Financial Services - 2.0%
£ 1,500,000	Aberdeen Asset Management PLC, Ser. ADN, NR
	3.50%, 12/17/14 (United Kingdom)	2,396,778
$ 3,090,000	Jefferies Group, Inc., BBB
	3.875%, 11/1/29	3,140,212
		5,536,990
	Electrical Components & Equipment - 6.4%
CNY 53,100,000	China High Speed Transmission Equipment Group Co. Ltd., Ser. CHIS, NR
	0.00%, 5/14/11 (Cayman Islands) (a)	9,146,837
$ 8,116,000	Suntech Power Holdings Co. Ltd., NR
	3.00%, 3/15/13 (Cayman Islands)	6,604,395
$ 2,000,000	Yingli Green Energy Holding Co. Ltd., NR
	0.00%, 12/15/12 (Cayman Islands)	2,297,500
		18,048,732
	Engineering & Construction - 1.7%
$ 3,725,000	Jaiprakash Associates Ltd., NR
	0.00%, 9/12/12 (India)	4,768,000

	Entertainment - 1.4%
$ 3,500,000	International Game Technology, BBB
	3.25%, 5/1/14	3,876,250

	Forest Products & Paper - 1.7%
$ 4,875,000	Sino-Forest Corp., BB
	4.25%, 12/15/16 (Canada) (b)	4,637,344

	Health Care Products - 4.3%
$ 4,840,000	Beckman Coulter, Inc., BBB
	2.50%, 12/15/36	4,954,950
$ 4,000,000	Hologic, Inc., BB-
	2.00%, 12/15/37 (c)	3,545,000
$ 3,593,000	NuVasive, Inc., NR
	2.25%, 3/15/13	3,691,808
		12,191,758
	Holding Companies - Diversified - 2.5%
€ 4,800,000	Industrivarden AB, Ser. INDU, A
	2.50%, 2/27/15 (Sweden)	7,038,180

	Insurance - 0.9%
$ 2,000,000	Old Republic International Corp., BBB+
	8.00%, 5/15/12	2,450,000

	Iron/Steel - 0.7%
$ 1,500,000	ArcelorMittal, BBB
	5.00%, 5/15/14 (Luxembourg)	1,920,000

	Lesisure Time - 2.8%
$ 3,000,000	Carnival Corp., BBB+
	2.00%, 4/15/21 (United Kingdom)	3,221,250
£ 3,000,000	TUI Travel PLC, NR
	6.00%, 10/5/14 (United Kingdom)	4,565,520
		7,786,770
	Lodging - 5.1%
HK$ 48,600,000	Champion Path Holdings Ltd., NR
	0.00%, 10/28/15 (Hong Kong)	8,057,083
$ 4,601,000	MGM Resorts International, CCC+
	4.25%, 4/15/15 (b)	4,117,895
$ 2,750,000	Morgans Hotel Group Co., NR
	2.375%, 10/15/14	2,055,625
		14,230,603
	Media - 1.7%
$ 4,000,000	Central European Media Enterprises Ltd., B
	3.50%, 3/15/13 (Bermuda) (b)	3,230,000
$ 1,700,000	XM Satellite Radio, Inc., CCC+
	7.00%, 12/1/14 (b)	1,676,625
		4,906,625
	Mining - 9.4%
$ 2,750,000	AngloGold Ashanti Holdings Finance PLC, NR
	3.50%, 5/22/14 (South Africa) (b)	3,014,687
$ 3,500,000	Enercoal Resources Pte Ltd., NR
	9.25%, 8/5/14 (Indonesia)	3,215,478
$ 4,000,000	Goldcorp, Inc., BBB+
	2.00%, 8/1/14 (Canada)	4,565,000
$ 2,000,000	Jaguar Mining, Inc., NR
	4.50%, 11/1/14 (Canada) (b)	1,885,000
$ 5,995,000	Kinross Gold Corp., NR
	1.75%, 3/15/28 (Canada)	5,845,125
$ 5,400,000	Vedanta Resources Jersey II Ltd., BB
	4.00%, 3/30/17 (United Kingdom)	5,629,500
$ 2,000,000	Xstrata Capital Corp AVV, Ser. XTA, BBB
	4.00%, 8/14/17 (United Kingdom)	2,259,676
		26,414,466
	Miscellaneous Manufacturing - 0.8%
$ 2,625,000	Trinity Industries, Inc., BB-
	3.875%, 6/1/36	2,168,906

	Oil & Gas - 9.8%
$ 4,325,000	Chesapeake Energy Corp., BB
	2.25%, 12/15/38	3,249,156
$ 8,500,000	PetroBakken Energy Ltd., Ser. REGS, NR
	3.125%, 2/8/16 (Canada)	8,134,126
HK$ 27,400,000	Power Regal Group Ltd., NR
	2.25%, 6/2/14 (Hong Kong)	4,697,286
$ 8,300,000	Seadrill Ltd., NR
	3.625%, 11/8/12 (Bermuda)	8,407,361
$ 3,220,000	Transocean, Inc., Ser. B, BBB+
	1.50%, 12/15/37 (Cayman Islands)	2,978,500
		27,466,429
	Pharmaceuticals - 6.0%
$ 8,500,000	Shire PLC, Ser. SHP, NR
	2.75%, 5/9/14 (Jersey)	8,493,387
$ 3,525,000	Teva Pharmaceutical Finance Co. BV, Ser. D, A-
	1.75%, 2/1/26 (Israel)	3,952,406
$ 3,800,000	Teva Pharmaceutical Finance LLC, Ser. C, A-
	0.25%, 2/1/26 (Israel)	4,403,250
		16,849,043
	Real Estate - 0.8%
€ 1,800,000	Conwert Immobilien Invest SE, Ser. CWI, NR
	5.25%, 2/1/16 (Austria)	2,360,209

	Real Estate Investment Trusts - 1.6%
AUD 5,000,000	Commonwealth Property Office Fund, A-
	5.25%, 12/11/16 (Australia)	4,435,907

	Semiconductors - 1.5%
$ 3,600,000	Intel Corp., A-
	3.25%, 8/1/39 (b)	4,284,000

	Telecommunications - 5.0%
£ 3,500,000	Cable & Wireless Worldwide PLC, NR
	5.75%, 11/24/14 (United Kingdom)	5,714,306
$ 2,800,000	Inmarsat PLC, Ser. ISAT, NR
	1.75%, 11/16/17 (United Kingdom)	3,262,000
JPY 314,000,000	Softbank Corp., BB+
	1.75%, 3/31/14 (Japan)	4,988,980
		13,965,286
	Utility - 0.8%
€ 1,600,000	International Power Jersey II Ltd., BB
	3.25%, 7/20/13 (United Kingdom)	2,255,406

	Total Convertible Bonds - 94.2%
	(Cost $254,322,873)	263,837,532

Number of Shares		Value
	Convertible Preferred Stocks - 38.4%
	Auto Manufacturers - 4.3%
155,000	Ford Motor Co. Capital Trust II, 6.50%, 2032	7,213,700
125,000	Peugeot SA, 4.45%, 2016 (France)	4,776,844
		11,990,544
	Banks - 9.3%
4,770	Bank of America Corp., Ser. L, 7.25% (e)	4,388,400
57,451	Citigroup, Inc., 7.50%, 2012	6,991,787
44,805	KeyCorp, Ser. A, 7.75% (e)	4,547,708
142,162	Synovus Financial Corp., Ser. tMED, 8.25%, 2013	3,600,963
6,647	Wells Fargo & Co., Ser. L, 7.50% (e)	6,480,825
		26,009,683
	Electric - 6.5%
82,500	Great Plains Energy, Inc., 12.00%, 2012	5,051,888
100,000	NextEra Energy, Inc., 8.375%, 2012	5,140,000
147,122	PPL Corp., 9.50%, 2013	8,207,936
		18,399,824
	Food Products - 1.2%
300,000	Dole Food 2009 Automatic Common Exchange Security Trust, 7.00%, 2012 (b)	3,281,250

	Housewares - 0.3%
25,000	Newell Financial Trust I, 5.25% (e)	921,875

	Insurance - 4.8%
207,097	Hartford Financial Services Group, Inc., 7.25%, 2013	5,073,877
314,558	XL Group PLC, 10.75%, 2011 (Ireland)	8,335,787
		13,409,664
	Oil & Gas - 2.3%
119,764	Apache Corp., Ser. D, 6.00%, 2013	6,506,778

	Pharmaceuticals - 2.3%
6,080	Mylan, Inc., 6.50%, 2010	6,443,280

	Pipelines - 1.2%
3,250	El Paso Corp., 4.99% (e)	3,478,982

	Real Estate - 0.8%
45,000	Forest City Enterprises, Inc., Ser. A, 7.00% (e)	2,280,938

	Real Estate Investment Trusts - 1.7%
200,000	Alexandria Real Estate Equities, Inc., Ser. D, 7.00% (e)	4,660,000

	Telecommunications - 3.7%
680,000	Alcatel-Lucent, Ser. ALU, 5.00%, 2015 (France)	2,871,036
9,704	Lucent Technologies Capital Trust I, 7.75%, 2017 (France)	7,375,040
		10,246,076
	Total Convertible Preferred Stocks - 38.4%
	(Cost $98,005,909)	107,628,894

Principal Amount		Value
	Corporate Bonds - 20.0%
	Chemicals - 0.6%
$ 1,500,000	Lyondell Chemical Co., B
	11.00%, 5/1/18	1,621,875

	Diversified Financial Services - 4.0%
$ 3,750,000	Capital One Capital V, BB
	10.25%, 8/15/39	4,082,813
$ 3,500,000	CIT Group Funding Co. of Delaware LLC, B+
	10.25%, 5/1/14	3,631,250
$ 2,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., BBB-
	7.75%, 1/15/16	2,015,000
$ 1,500,000	LBI Escrow Corp., BB
	8.00%, 11/1/17 (b)	1,580,625
		11,309,688
	Food - 1.8%
	Smithfield Foods, Inc., B-
$ 1,800,000	7.00%, 8/1/11	1,840,500
$ 1,700,000	7.75%, 7/1/17	1,668,125
	Smithfield Foods, Inc., B+
$ 1,500,000	10.00%, 7/15/14 (b)	1,683,750
		5,192,375
	Health Care Services - 1.3%
$ 3,500,000	Apria Healthcare Group, Inc., BB+
	11.25%, 11/1/14 (b)	3,762,500

	Holding Companies - Diversified - 1.5%
$ 4,000,000	Leucadia National Corp., BB+
	8.125%, 9/15/15	4,180,000

	Insurance - 2.6%
$ 2,500,000	AXA SA, BBB
	6.38%, 12/14/36 (France) (b) (d)	2,012,500
$ 2,850,000	Liberty Mutual Group, Inc., BB
	10.75%, 6/15/58 (b) (d)	3,149,250
$ 1,700,000	MetLife, Inc., BBB
	10.75%, 8/1/39	2,104,949
		7,266,699
	Lodging - 0.6%
$ 1,499,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., BB+
	7.75%, 8/15/20 (b)	1,527,106

	Media - 2.8%
$ 3,406,000	Clear Channel Worldwide Holdings, Inc., B
	9.25%, 12/15/17 (b)	3,593,330
$ 1,500,000	Univision Communications, Inc., B-
	12.00%, 7/1/14 (b)	1,653,750
$ 2,500,000	UPC Holding BV, B-
	9.875%, 4/15/18 (Netherlands) (b)	2,625,000
		7,872,080
	Packaging & Containers - 0.5%
€ 1,000,000	Crown European Holdings SA, BB-
	7.125%, 8/15/18 (France) (b)	1,325,598

	Pharmaceuticals - 1.2%
$ 3,325,000	Axcan Intermediate Holdings, Inc., B
	12.75%, 3/1/16	3,399,813

	Retail - 1.4%
$ 3,750,000	Toys R Us Property Co. LLC, B+
	8.50%, 12/1/17 (b)	3,965,625

	Telecommunications - 1.7%
$ 4,905,000	iPCS, Inc., BB-
	2.59%, 5/1/13 (d)	4,672,012

	Total Corporate Bonds - 20.0%
	(Cost $53,358,543)	56,095,371

Number of Shares		Value
	Warrants
	Banks — 3.3%
1,451,479	Bank of America Corp., expiring 10/28/18 (f)	4,006,082
200,000	Ford Motor Co., expiring 1/1/13 (f)	968,000
165,569	JP Morgan Chase & Co., expiring 10/28/18 (f)	2,361,014
220,000	Wells Fargo & Co., expiring 10/28/18 (f)	1,889,800
	(Cost $8,083,458)	9,224,896

	Preferred Stocks - 1.7%
	Banks - 1.7%
5,700	Ally Financial, Inc., 7.00%, 2011 (b)	4,681,303
	(Cost $4,994,625)

	Common Stocks - 0.3%
	Lodging - 0.3%
1,145,038	SJM Holdings Ltd. (Hong Kong)	1,010,059
	(Cost $848,648)

	Exchange-Traded Notes - 0.2%
20,000	iPATH S&P 500 VIX Short-Term Futures ETN (f)	451,400
	(Cost $468,799)

	Total Long-Term Investments - 158.1%
	(Cost $420,082,855)	442,929,455

	Short-Term Investments - 2.9%
	Money Market Funds - 2.9%
8,219,910	Goldman Sachs Financial Prime Obligations
	(Cost $8,219,910)	8,219,910

	Total Investments - 161.0%
	(Cost $428,302,765)	451,149,365
	Liabilities in excess of Other Assets - (0.3%)	(1,011,979)
	Preferred Stock, at redemption value - (-60.7% of Net Assets
	Applicable to Common Shareholders or -37.7% of Total Investments)	(170,000,000)

	Net Assets Applicable to Common Shareholders — 100.0%	$280,137,386

AB - Stock Company
AVV - Aruba Exempt Company
BV - Limited Liability Company
LLC - Limited Liability Corp.
LP - Limited Partnership
PLC - Public Limited Company
Pte - Private
SA - Corporation
SAB de CV - Public Traded Company

(a) The reference entity is denominated in Chinese Yuan, but traded in U.S. dollars.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to 22.9% of net assets.
(c) Security becomes an accreting bond after December 15, 2013 with a 2.00% principal accretion rate.
(d) Floating rate security. The rate shown is as of July 31, 2010.
(e) Perpetual maturity.
(f) Non-income producing security.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted notes to financial statements for the period ended April 30, 2010.

Country Breakdown as % of Long-Term Investments
United States	50.0%
Britain	7.6%
Bermuda	5.7%
Canada	5.7%
France	5.1%
Cayman Islands	4.7%
Hong Kong	3.1%
Japan	2.5%
Germany	2.3%
Jersey	1.9%
Israel	1.9%
Ireland	1.9%
Sweden	1.6%
India	1.1%
Australia	1.0%
Mexico	1.0%
Indonesia	0.7%
South Africa	0.7%
Netherlands	0.6%
Austria	0.5%
Luxembourg	0.4%

AGC | Advent/Claymore Global Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2010 (unaudited)

Forward exchange currency contracts
		Unrealized
		Appreciation/
Long Contracts	Current Value	(Depreciation)
Japanese Yen, 796,000,000 expiring 9/16/10	$ 9,189,106	$ (25,990)

		Unrealized
		Appreciation/
Short Contracts	Current Value	(Depreciation)
Euro, 28,900,000 expiring 9/16/10	$ 37,649,051	$ (2,295,681)
British Pound Sterling, 9,400,000 expiring 9/16/10	14,718,069	(281,599)
Japanese Yen, 1,780,000,000 expiring 9/16/10	20,548,503	(1,073,668)
Swiss Franc, 5,750,000 expiring 9/16/10	5,498,611	(452,095)
Australian Dollar, 5,000,000 expiring 9/16/10	4,500,021	3,979
		(4,099,064)

Total unrealized depreciation for forward exchange currency contracts		$ (4,125,054)

At July 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net tax Unrealized Depreciation on Derivatives and Foreign Currency
$ 429,549,273	$ 30,339,088	$ (8,738,996)	$ 21,600,092	$ (4,125,054)

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. The various input levels are not an indication of the risk associated with investing in those securities.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2010:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(value in $000s)
Assets:
Convertible Bonds	$ -	$ 263,838	$ -	$ 263,838
Convertible Preferred Stocks:
Auto Manufacturers	11,990	-	-	11,990
Banks	26,010	-	-	26,010
Electric	13,260	5,140	-	18,400
Food Products	-	3,281	-	3,281
Housewares	-	922	-	922
Insurance	13,410	-	-	13,410
Oil & Gas	6,507	-	-	6,507
Pharmaceuticals	6,443	-	-	6,443
Pipelines	-	3,479	-	3,479
Real Estate	-	2,281	-	2,281
Real Estate Investment Trusts	-	4,660	-	4,660
Telecommunications	2,871	7,375	-	10,246
Corporate Bonds	-	56,095	-	56,095
Warrants	9,225	-	-	9,225
Preferred Stocks	4,681	-	-	4,681
Common Stocks	1,010	-	-	1,010
Exchange-Traded Notes	451	-	-	451
Money Market Fund	8,220	-	-	8,220
Forward Exchange Currency Contracts	-	4	-	4
Total	$ 104,078	$ 347,075	$ -	$ 451,153

Liabilities:
Forward Exchange Currency Contracts	$ -	$ 4,129	$ -	4,129
Total	$ -	$ 4,129	$ -	$ 4,129

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities & Income Fund

By:	/s/ Tracy V. Maitland
     Tracy V. Maitland
     President and Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 27, 2010

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 27, 2010